Item 1. Report to Shareholders

T. Rowe Price U.S. Treasury Intermediate Fund
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November 30, 2003

Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                    6 Months     Year
                       Ended    Ended
                    11/30/03  5/31/03  5/31/02   5/31/01    5/31/00    5/31/99
NET ASSET VALUE
Beginning of period  $  5.83  $  5.42  $  5.26   $  4.96   $   5.19   $   5.30

Investment activities
  Net investment
  income (loss)         0.08     0.22     0.25      0.28       0.28       0.27

  Net realized and
  unrealized gain
  (loss)               (0.21)    0.47     0.16      0.30      (0.18)     (0.04)

  Total from
  investment
  activities           (0.13)    0.69     0.41      0.58       0.10       0.23

Distributions
  Net investment
  income               (0.09)   (0.22)   (0.25)    (0.28)     (0.28)     (0.27)

  Net realized gain         -   (0.06)        -         -     (0.05)     (0.07)

  Total distributions  (0.09)   (0.28)   (0.25)    (0.28)     (0.33)     (0.34)

NET ASSET VALUE
End of period        $  5.61  $  5.83  $  5.42   $  5.26   $   4.96   $   5.19
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^          (2.19)%   12.89%    7.92%    11.85%      1.97%      4.28%

Ratio of total
expenses to
average net assets       0.65%!   0.64%    0.64%     0.65%      0.64%      0.62%

Ratio of net
investment income
(loss) to average
net assets               3.15%!   3.74%    4.60%     5.35%      5.49%      5.02%

Portfolio turnover
rate                     88.4%!  105.6%   104.4%    108.0%      48.5%      61.2%

Net assets,
end of period
(in thousands)       $355,599 $432,980 $279,999  $242,925  $ 230,350  $ 255,987

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report (Unaudited)                        November 30, 2003

STATEMENT OF NET ASSETS                                    Par/Shares      Value
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                                                                 In thousands

U.S. GOVERNMENT OBLIGATIONS  87.5%

U.S. Treasury Obligations  87.5%

U.S. Treasury Bonds
          9.375%, 2/15/06                             $  27,500   $   31,780

          10.75%, 8/15/05                                 8,200        9,420

          13.875%, 5/15/11                                7,000        8,917

U.S. Treasury Inflation-Indexed Notes,
          1.875%, 7/15/13                                11,494       11,365

U.S. Treasury Notes
          3.125%, 9/15/08                                30,800       30,560

          3.50%, 11/15/06                                10,000       10,280

          4.25%, 8/15/13                                  3,700        3,683

          4.75%, 11/15/08                                10,000       10,645

          4.875%, 2/15/12                                13,350       14,055

          5.50%, 2/15/08 ++                              34,650       38,012

          5.625%, 5/15/08                                30,450       33,552

          6.00%, 8/15/09                                 24,100       27,150

          6.125%, 8/15/07                                12,275       13,683

          6.50%, 2/15/10                                 36,400       42,059

          6.625%, 5/15/07                                16,500       18,601

     Stripped Interest, STEP, 14.00%, 11/15/11            7,900        7,368

Total U.S. Government Obligations (Cost $301,743)                    311,130

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  10.7%

U.S. Government Obligations  10.7%

Government National Mortgage Assn.
          6.00%, 12/15/08 - 4/20/33                      15,668       16,416

          6.50%, 6/15/08 - 1/15/32                        1,649        1,740

          7.00%, 3/15/13 - 9/15/16                        1,045        1,123

          7.50%, 10/15/07 - 11/15/17                        531          572

          8.00%, 2/15/08 - 10/15/25                         361          394

          8.50%, 8/15/04 - 4/15/23                          199          215

          9.00%, 9/15/04 - 2/20/27                           65           68

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          9.50%, 7/15/04 - 5/15/25                    $     191   $      210

          10.00%, 5/15/04 - 8/15/19                          22           24

          10.50%, 9/15/04 - 6/20/19                         106          119

          11.00%, 12/15/09 - 12/15/19                       212          238

          11.50%, 3/15/10 - 2/15/18                         403          454

          12.50%, 10/15/13 - 3/15/15                         26           30

     CMO
          2.212%, 10/16/17                                4,322        4,127

          6.00%, 2/20/28                                  1,425        1,469

          6.50%, 10/16/28                                 1,450        1,463

     TBA, 5.50%, 1/1/32                                   9,450        9,536

Total U.S. Government Mortgage-Backed
Securities (Cost  $37,975)                                            38,198

SHORT-TERM INVESTMENTS  3.9%
Money Market Fund  3.9%

T. Rowe Price Government Reserve
     Investment Fund, 1.01% #                            13,727       13,727

Total Short-Term Investments (Cost $13,727)                           13,727



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Total Investments in Securities

102.1% of Net Assets (Cost $353,445)                              $  363,055

Futures Contracts
                                            Contract  Unrealized
                                Expiration  Value     Gain (Loss)
                                ----------  --------- -----------
                                                 In thousands

Short, 63 U.S. Treasury
10 year contracts,
$225,000 par of 5.50% U.S.
Treasury Notes
pledged as initial margin          12/03    $ (7,082)  $   (226)

Short, 93 U.S. Treasury
5 year contracts,
$150,000 par of 5.50% U.S.
Treasury Notes
pledged as initial margin          12/03     (10,384)      (225)

Net payments (receipts)
of variation margin to date                                 536

Variation margin receivable
(payable) on open futures contracts                                       85

Other Assets Less Liabilities                                         (7,541)

NET ASSETS                                                        $  355,599
                                                                  ----------
Net Assets Consist of:

Undistributed net investment income (loss)                        $   (1,176)

Undistributed net realized gain (loss)                                 4,457

Net unrealized gain (loss)                                             9,159

Paid-in-capital applicable to 63,420,267 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of
the Corporation authorized                                           343,159

NET ASSETS                                                        $  355,599
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $     5.61
                                                                  ----------

     #  Seven-day yield
    ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2003.
   CMO  Collateralized Mortgage Obligation
  STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
   TBA  To Be Announced  security was  purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
--------------------------------------------------------------------------------

  Investment Income (Loss)

  Income
    Interest                                                           $  7,307

    Dividend                                                                104

    Total income                                                          7,411

  Expenses
    Investment management                                                   718

    Shareholder servicing                                                   421

    Custody and accounting                                                   63

    Prospectus and shareholder reports                                       26

    Registration                                                             27

    Legal and audit                                                           9

    Directors                                                                 3

    Miscellaneous                                                             3

    Total expenses                                                        1,270

  Net investment income (loss)                                            6,141

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
    Securities                                                            2,017

    Futures                                                                 459

    Net realized gain (loss)                                              2,476

  Change in net unrealized gain (loss)
    Securities                                                          (17,671)

    Futures                                                                (451)

    Change in net unrealized gain (loss)                                (18,122)

  Net realized and unrealized gain (loss)                               (15,646)

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                               $ (9,505)
                                                                       --------



The accompanying notes are an integral part of these financial statements.



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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
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In thousands
                                                         6 Months          Year
                                                            Ended         Ended
                                                         11/30/03       5/31/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                         $    6,141    $   14,155

  Net realized gain (loss)                                  2,476         9,207

  Change in net unrealized gain (loss)                    (18,122)       19,824

  Increase (decrease) in net assets
  from operations                                          (9,505)       43,186

Distributions to shareholders
  Net investment income                                    (6,371)      (14,309)

  Net realized gain                                             -        (4,074)

  Decrease in net assets from distributions                (6,371)      (18,383)

Capital share transactions *
  Shares sold                                              51,665       277,090

  Distributions reinvested                                  5,803        16,905

  Shares redeemed                                        (118,973)     (165,817)

  Increase (decrease) in net assets
  from capital share transactions                         (61,505)      128,178

Net Assets

Increase (decrease) during period                         (77,381)      152,981

Beginning of period                                       432,980       279,999

End of period                                          $  355,599    $  432,980
                                                       ------------------------

*Share information
  Shares sold                                               9,074        48,757

  Distributions reinvested                                  1,027         2,965

  Shares redeemed                                         (20,986)      (29,120)

  Increase (decrease) in shares outstanding               (10,885)       22,602

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report (Unaudited)                        November 30, 2003

Notes To Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on September 29, 1989. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded


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     by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended November 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Other
     Purchases and sales of U.S. government securities aggregated $168,075,000 and $229,449,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting


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     principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     At November 30, 2003, the cost of investments for federal income tax purposes was $353,445,000. Net unrealized gain aggregated $9,159,000 at period-end, of which $10,749,000 related to appreciated investments and $1,590,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $108,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $329,000 for the six months ended November 30, 2003, of which $61,000 was payable at period-end.

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     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T.
     Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $104,000.

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T. Rowe Price U.S. Treasury Intermediate Fund
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Certified Semiannual Report

INFORMATION ON PROXY VOTING

     A description of the policies and procedures that the T. Rowe Price U.S. Treasury Intermediate Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004